Note 25 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of purchase commitments [text block]
	2022	2023	2024	2025	Thereafter	Total
Purchase and capital commitments	$14,775	$168	$41	$1	$1	14,986